SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
SEGMENT REPORTING

14.      SEGMENT REPORTING

The Group has three major product distribution channels, internet platform, call center, company-owned stores and franchised stores, which constitute four operating segments. The Group’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results of these three channels to make decisions about allocating resources and assessing performance for the entire Group. Hence, the Group operates and manages its business in three reportable segments. The Group does not allocate expenses below segment gross profit since these three channels share the same executive team, logistics center, occupancy expenses, marketing department, information technology infrastructures, human resources and finance department.

Net revenues, cost of goods sold and gross profit attributable to the different segments are as follows:

	Internet platform	Call center	Company Owned Stores	Franchised Stores	Total
	$	$	$	$	$
2009
Revenues	51,524,566	77,837,726	37,387,809	10,939,090	177,689,191
Cost of goods sold (excluding depreciation and amortization)	32,135,887	42,354,321	16,055,383	6,511,990	97,057,581
Gross Profit	19,388,679	35,483,405	21,332,426	4,427,100	80,631,610
Selling, general and administrative expenses					68,504,581
Depreciation and amortization					3,598,498
Other income, net					(254,312)
Income from operations					8,782,843
Interest income					351,496
Income before income taxes and noncontrolling interests					9,134,339

2010
Revenues	108,156,892	70,611,666	30,709,926	18,062,814	227,541,298
Cost of goods sold (excluding depreciation and amortization)	71,443,588	35,945,408	13,521,818	11,730,807	132,641,621
Gross Profit	36,713,304	34,666,258	17,188,108	6,332,007	94,899,677
Selling, general and administrative expenses					86,244,899
Depreciation and amortization					4,468,527
Other income, net					(774,986)
Income from operations					4,961,237
Interest income					440,875
Income before income taxes and noncontrolling interests					5,402,112

2011
Revenues	118,502,166	52,783,982	25,770,146	20,837,544	217,893,838
Cost of goods sold (excluding depreciation and amortization)	92,686,952	24,399,891	12,914,304	14,737,394	144,738,541
Gross Profit	25,815,214	28,384,091	12,855,842	6,100,150	73,155,297
Selling, general and administrative expenses					104,534,226
Depreciation and amortization					4,411,298
Other income, net					(932,748)
Loss from operations					(34,857,479)
Interest income					2,231,462
Other income, net					2,307,270
Loss before income taxes and noncontrolling interests					(30,318,747)

(1)         Segment cost of goods sold and gross profit reviewed by the chief operating decision maker excludes depreciation and amortization.

The Group’s net revenues are all generated from customers in the PRC. Accordingly, no geographical segments are presented. Net revenues by each group of similar products are as follows:

	For the years ended December 31,
	2009	2010	2011
	$	$	$
Apparel and accessories	128,772,273	167,726,656	156,299,108
Home products	23,045,083	25,523,853	20,636,356
Healthcare products	25,364,211	33,818,003	40,607,636
Others	507,624	472,786	350,738
Total net revenues	177,689,191	227,541,298	217,893,838

The Group’s revenues and cost of goods sold related to its sales to franchisees are as follows:

	For the years ended December 31,
	2009	2010	2011
	$	$	$
Revenue	10,939,090	18,062,814	20,837,544
Cost of goods sold (excluding depreciation and amortization)	6,511,990	11,730,807	14,737,394
Gross profit	4,427,100	6,332,007	6,100,150

The Group operates in PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The Group’s CODM does not review asset information by reportable segment.